Jensen Quality Growth Fund

Schedule of Investments

February 28, 2022 (Unaudited)

(showing percentage of total net assets)

Shares		Value
	COMMON STOCKS - 99.00%
	Air Freight & Logistics - 2.01%
971,000	United Parcel Service, Inc. - Class B	$204,317,820

	Beverages - 6.43%
3,995,000	PepsiCo, Inc.	654,141,300

	Commercial Services & Supplies - 1.86%
1,312,000	Waste Management, Inc.	189,452,800

	Electronic Equipment, Instruments & Components - 1.01%
1,356,000	Amphenol Corporation - Class A	103,069,560

	Food Products - 1.65%
2,480,000	General Mills, Inc.	167,226,400

	Health Care Equipment & Supplies - 9.90%
1,842,000	Becton Dickinson and Company	499,697,760
1,925,000	Stryker Corporation	506,948,750

		1,006,646,510

	Health Care Providers & Services - 4.86%
1,038,000	UnitedHealth Group, Inc.	493,953,060

	Hotels, Restaurants & Leisure - 2.81%
3,116,000	Starbucks Corporation	286,017,640

	Household Products - 2.81%
1,835,000	The Procter & Gamble Company	286,058,150

	Industrial Conglomerates - 3.79%
2,591,600	3M Company	385,241,340

	Insurance - 1.99%
1,300,000	Marsh & McLennan Companies, Inc.	202,033,000

	Interactive Media & Services - 6.96%
262,000	Alphabet, Inc. - Class A (a)	707,698,680

	IT Services - 15.44%
1,266,000	Accenture PLC - Class A (b)	400,081,320
1,706,000	Automatic Data Processing, Inc.	348,774,640
1,333,000	Broadridge Financial Solutions, Inc.	194,897,930
3,944,000	Cognizant Technology Solutions Corporation - Class A	339,696,720
795,000	Mastercard, Inc. - Class A	286,851,900

		1,570,302,510

	Pharmaceuticals - 9.04%
3,318,000	Johnson & Johnson	546,043,260
7,951,000	Pfizer, Inc.	373,219,940

		919,263,200

	Professional Services - 3.07%
952,000	Equifax, Inc.	207,859,680
585,000	Verisk Analytics, Inc.	103,743,900

		311,603,580

	Semiconductors & Semiconductor Equipment - 2.36%
1,414,000	Texas Instruments, Inc.	240,365,860

	Software - 9.42%
593,000	Intuit, Inc.	281,301,410
2,266,000	Microsoft Corporation	677,058,140

		958,359,550

	Specialty Retail - 4.39%
711,000	Home Depot, Inc.	224,555,130
3,360,600	The TJX Companies, Inc.	222,135,660

		446,690,790

	Technology Hardware, Storage & Peripherals - 5.24%
3,227,000	Apple, Inc.	532,842,240

	Textiles, Apparel & Luxury Goods - 3.96%
2,950,000	NIKE, Inc. - Class B	402,822,500

	TOTAL COMMON STOCKS (Cost $5,137,280,417)	10,068,106,490

	Short-Term Investment - 0.89%
	Money Market Fund - 0.89%
90,330,709	First American Treasury Obligations Fund - Class X, 0.013% (c)	90,330,709

	Total Short-Term Investment (Cost $90,330,709)	90,330,709

	Total Investments (Cost $5,227,611,126) - 99.89%	10,158,437,199
	Other Assets in Excess of Liabilities - 0.11%	11,441,977

	TOTAL NET ASSETS - 100.00%	$10,169,879,176

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration (including ADRs) was as follows: Ireland 3.93% as a percentage of net assets.
(c)	Variable rate security. Rate listed is the 7-day effective yield as of February 28, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying footnotes are an integral part of the Financial Statements.